RESTRUCTURING OF JAPAN OPERATIONS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
RESTRUCTURING OF JAPAN OPERATIONS [Abstract]
Impairment costs	$ 47,472
Restructuring costs	8,028
Restructuring accruals	$ 5,000